Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 24, 2019
Registrant Name	CRM Mutual Fund Trust
Entity Central Index Key	0001322252
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 24, 2019
Document Effective Date	Jun. 24, 2019
Prospectus Date	Oct. 26, 2018
CRM All Cap Value Fund | Investor Shares
Prospectus:
Trading Symbol	CRMEX
CRM All Cap Value Fund | Institutional Shares
Prospectus:
Trading Symbol	CRIEX